Stock Option Plan and Stock-based Compensation - Restricted Stock Activity (Details) - Restricted Stock - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Shares Underlying Outstanding Restricted Stock
Unvested beginning balance (in shares)	569,721	7,406,367
Vested (in shares)	(569,721)	(6,836,646)
Unvested ending balance (in shares)	0	569,721
Weighted- Average Grant Date Fair Value
Unvested beginning balance (in dollars per share)	$ 0.00003	$ 0.00003
Vested (in dollars per share)	0.00003	0.00003
Unvested ending balance (in dollars per share)	$ 0	$ 0.00003